Quarterly Financial Results (Unaudited) - Schedule of Quarterly Financial Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 34,157	$ 30,448	$ 27,098	$ 24,174	$ 22,379	$ 20,179	$ 18,336	$ 16,740	$ 115,876	$ 77,634	$ 51,604
Cost of revenue	10,522	9,705	8,739	8,114	7,870	7,382	7,347	6,440	37,080	29,039	16,838
Gross profit	23,635	20,743	18,359	16,060	14,509	12,797	10,989	10,300	78,796	48,595	34,766
Net loss	(19,697)	(10,793)	(8,279)	(9,465)	(8,425)	(9,511)	(8,803)	(7,536)	(48,229)	(34,274)	(18,778)
Net loss attributable to common stockholders	$ (19,988)	$ (10,806)	$ (8,292)	$ (9,478)	$ (8,438)	$ (9,524)	$ (8,816)	$ (7,549)	$ (48,560)	$ (34,328)	$ (18,859)
Basic and diluted net loss attributable to common stockholders per share	$ (0.69)	$ (1.84)	$ (1.44)	$ (1.73)	$ (1.63)	$ (1.85)	$ (1.73)	$ (1.50)	$ (4.20)	$ (6.71)	$ (4.01)